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                                              [RIVERSOURCE(SM) INVESTMENTS LOGO]




      STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT - SEPT. 14, 2006* RIVERSOURCE VARIABLE PORTFOLIO FUNDS FOR RIVERSOURCE VARIABLE PORTFOLIO -
           SMALL CAP ADVANTAGE FUND (APRIL 24, 2006) S-6466-20 AA

For RiverSource Variable Portfolio-Small Cap Advantage Fund - The information under Table 17 has been revised to delete information regarding Dimitris Bertsimas and Jonathan Calvert.


                                                   TABLE 17. PORTFOLIO MANAGERS
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
FUND          PORTFOLIO            OTHER ACCOUNTS MANAGED (excluding the fund)        OWNERSHIP     POTENTIAL    STRUCTURE
              MANAGER        -------------------------------------------------------  OF FUND       CONFLICTS    OF
                                                                                      SHARES        OF           COMPENSATION
                                                                                                    INTEREST
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                              NUMBER AND   APPROXIMATE        PERFORMANCE
                              TYPE OF      TOTAL NET          BASED
                              ACCOUNT**    ASSETS             ACCOUNTS(a)
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FOR FUNDS WITH FISCAL PERIOD ENDING MARCH 31
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
Small Cap     Kenwood:        1 RIC        $0.77 million      1 RIC; 1 other account None
Advantage     Jake Hurwitz    1 PIV        $0.05 million      $0.6 B in assets
                              19 other     $0.6 billion
                              accounts
              ------------                                                           -------------- (1)        (1)
              Kenwood:        22 other                                               None
              Kent Kelley     accounts     $763.83 million


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

** RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
(a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(b) All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.

POTENTIAL CONFLICTS OF INTEREST

(1) Kenwood, an indirect partially-owned subsidiary of Ameriprise Financial, is an affiliate of RiverSource Investments. Kenwood portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

STRUCTURE OF COMPENSATION

(1) Messrs. Hurwitz and Kelley are both equity owners of Kenwood. Their compensation consists of a salary, plus a pro rata share of the annual net earnings of Kenwood, some of which derives from fees paid by the fund. Messrs. Hurwitz and Kelley are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of Kenwood. Messrs. Hurwitz and Kelley are also eligible for certain benefits that are available to all equity owners of Kenwood.


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S-6466-84 A (9/06)
Valid until next update
*Destroy Oct. 30, 2006